Operating Segments (Other) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)		$ 1,508		$ 1,212		$ 2,526
Interest And Other Financial Charges		5,334		5,539		6,442
Property, Plant and Equipment, Net		48,336		50,507
Debt		39,872
GE Capital [Member]
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)		(126)		(456)		513
Interest And Other Financial Charges		4,249		4,690		5,632
Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)		1,634		1,668		2,013
Interest And Other Financial Charges		1,085		849		810
GE
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)		1,634	[1]	1,668	[1]	2,013	[1]	$ 4,839	$ 2,024
Interest And Other Financial Charges		1,579	[1]	1,333	[1]	$ 1,353	[1]	$ 1,299	$ 1,600
Property, Plant and Equipment, Net	[1]	$ 17,207		$ 17,574

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.